Utility Plant and Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Utility Plant and Leases

Note 2 – Utility Plant and Leases

Net utility plant as of December 31, 2017 and 2016 was as follows (thousands of dollars):

December 31,	2017	2016
Gas plant:
Storage	$25,019	$24,614
Transmission	363,396	349,981
Distribution	5,600,769	5,198,531
General	396,252	382,084
Software and software-related intangibles	230,030	224,260
Other	14,178	14,290

	6,629,644	6,193,760
Less: accumulated depreciation	(2,231,242)	(2,172,966)
Construction work in progress	125,248	111,177

Net utility plant	$4,523,650	$4,131,971

Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, based on the processes of regulatory proceedings and related regulatory commission approvals and/or mandates. In 2017, annual utility depreciation and amortization expense averaged 2.9% of the original cost of depreciable and amortizable property. Average rates in 2016 and 2015 approximated 3.6%. Transmission and Distribution plant (combined), associated with core natural gas delivery infrastructure, constitute the majority of gas plant. Annual utility depreciation expense averaged approximately 3.2% of original cost of depreciable transmission and distribution plant during the period 2015 through 2017.

Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2017	2016	2015
Depreciation and amortization expense	$187,075	$214,037	$201,233

Included in the figures above is amortization of utility intangibles of $14.3 million in 2017, $14.8 million in 2016, and $12.7 million in 2015.

Operating Leases and Rentals.    Certain office and construction equipment is leased. The majority of these leases are short-term and accounted for as operating leases. For the gas segment, these leases are also treated as operating leases for regulatory purposes. Centuri has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest’s and Centuri’s rental and lease payments that are included in operating expenses (in thousands):

	2017	2016	2015
Southwest Gas Corporation	$4,926	$4,357	$4,186
Centuri	62,310	53,956	45,849

Consolidated rental payments/lease expense	$67,236	$58,313	$50,035

The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2017 (thousands of dollars):

			Consolidated
	Southwest	Centuri	Total
2018	$1,538	$7,297	$8,835
2019	886	7,188	8,074
2020	714	5,157	5,871
2021	627	3,828	4,455
2022	299	3,364	3,663
Thereafter	116	9,530	9,646

Total minimum lease payments	$4,180	$36,364	$40,544

Capital Leases.    Centuri leases certain construction equipment under capital leases arrangements. The amounts associated with capital leases of equipment as of December 31, 2017 and 2016 are as follows (thousands of dollars):

December 31,	2017	2016
Capital leased assets, gross	$2,159	$3,189
Less: accumulated amortization	(1,000)	(1,172)

Capital leased assets, net	$1,159	$2,017

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2017 (thousands of dollars):

Year Ending December 31,
2018	$709
2019	233
2020	191
2021	—
2022	—
Thereafter	—

1,133
Less: amount representing interest	(84)

Total minimum lease payments	$1,049